SEGMENTS, MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION - Segment Reporting Information, by Segment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Revenues	$ 17,649	$ 12,267
Operating loss	(6,005)	(6,737)
Goodwill	7,026	7,026
Total Property and Equipment, net	1,640	1,804
Cyber Security [Member]
Revenues	1,384	1,634
Operating loss	680	400
Goodwill	1,075	1,075
Total Property and Equipment, net	30	47
IoT [Member]
Revenues	15,628	8,904
Operating loss	(3,993)	(3,004)
Goodwill	2,229	2,229
Total Property and Equipment, net	1,590	1,543
e-Gov [Member]
Revenues	637	1,729
Operating loss	(2,692)	(4,133)
Goodwill	3,722	3,722
Total Property and Equipment, net	$ 50	$ 214